UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324
Date of fiscal year end:	October 31

Date of reporting period: April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Semiannual Report
4.30.07

CEO corner

TABLE OF CONTENTS

Your fund at a glance
page 1

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 2

For more information
page 3 2

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan.

Over the last six months

► Greater China stocks pushed sharply higher, buoyed by continued double-digit growth in the Chinese economy.

► The Fund posted double-digit results, but trailed its benchmark index and peer group average due to its emphasis on higher-quality stocks, which appreciated at a slower rate than more speculative shares.

► New legislation on property rights and capital gains taxes appeared favorable for the long-term health of the Chinese economy and the stock market.

Top 10 holdings
China Mobile (Hong Kong) Ltd.	10.6%	Bank of China Ltd. (China)	3.7%

PetroChina Co. Ltd.	6.7%	Industrial & Commercial Bank of China	3.6%

China Construction Bank	5.1%	CNOOC Ltd.	3.3%

China Life Insurance Co. Ltd.	4.1%	Bank of East Asia Ltd.	2.4%

China Petroleum & Chemical Corp.	3.9%	China Telecom Corp. Ltd.	2.1%

As a percentage of net assets on April 30, 2007.

Manager’s report

John Hancock
Greater China Opportunities Fund

Greater China markets enjoyed another period of extraordinarily strong gains, in large part reflecting the continued dynamic growth of the Chinese economy. The six-month review period ending April 30, 2007, began on a positive note, as optimism stemming from the late-October initial public offering (IPO) of Industrial and Commercial Bank of China — the world’s largest IPO to that date — spilled over into the rest of the fourth quarter. Smaller IPOs in a variety of other sectors also attracted their fair share of attention. China’s gross domestic product (GDP) growth for 2006, adjusted for inflation, was a robust 10.7%, and growth in the first quarter of 2007 was even higher, providing a dynamic environment for growth at the company level.

Speculation in Chinese stocks reached a fever pitch during the period, as evidenced by the performance of the Shanghai Stock Exchange Composite Index A shares, which include many lower-quality issues with less transparency in their corporate governance. That index roughly doubled during the period, from just under 2,000 to slightly above 4,000. The Fund buys mainly H shares, which are listed in Hong Kong and tend to be stocks of companies that are financially stronger, more established in their respective markets and more shareholder-friendly. The gains experienced by these stocks also were strong but generally more restrained than their Class-A counterparts. Retail

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Oriental	▲	Favorable legislation for alternative energy investments
Investment
COSCO	▲	Strong demand from shipbuilders
International
Holdings
Advanced	▼	Weakening profit margins
Semiconductor
Holdings

Portfolio Manager, MFC Global Investment Management (U.S.A.) Limited Pauline Dan, CFA

investors drove much of the advance in share prices. During the first four months of 2007, more retail investment accounts were opened than during all of 2006.

There was a brief panic in Chinese stocks near the end of February, and the sudden drop in share prices quickly spread to other global markets. Concerns about a speculative bubble prompted fears that the Chinese government might take some aggressive steps to rein in the investment boom. However, those fears dissipated relatively quickly, and the markets resumed their upward march. For its part, the People’s Bank of China raised its reserve requirement ratio — the percentage that banks must set aside as reserves — five times during the period in an effort to curtail rising credit and investment activity. There also was one increase in short-term interest rates, although initial investor fears of multiple rate hikes and other potentially more drastic measures proved to be unfounded, at least for the time being.

“Greater China markets enjoyed
another period of extraordinarily
strong gains, in large part
reflecting the continued dynamic
growth of the Chinese economy.”

Looking at performance

For the six months ending April 30, 2007, John Hancock Greater China Opportunities Fund’s Class A, Class B, Class C and Class I shares returned 20.91%, 20.57%, 20.57% and 21.22%, respectively, at net asset value. Class NAV shares, which were launched December 28, 2006, returned 2.59% from inception through the end of the period. By comparison, over the six-month period the average Pacific/Asia ex-Japan fund monitored by Morningstar, Inc. returned 24.08% 1, while the Morgan Stanley Capital International (MSCI) China Index finished with a 28.86% return. Keep in mind that your returns will differ from those listed above if you were

Greater China Opportunities Fund

not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

In addition to our focus on higher-quality stocks, rapid inflows of cash also hindered the Fund’s performance versus the index. While our goal was to put the money to work with minimal delay, we tried to build positions carefully, and any time lag was costly in a rapidly advancing market. Among sectors, stock selection particularly detracted from performance in industrials, materials and consumer discretionary. Counterbalancing those negatives to some extent were energy and telecommunication services, where stock picking aided performance. Underweighting those two sectors was beneficial as well, as both trailed the index by a considerable degree.

SECTOR DISTRIBUTION[2]
Financials	30%
Industrials	18%
Energy	17%
Telecommunication
services	13%
Consumer discretionary	7%
Information technology	6%
Consumer staples	2%
Materials	2%
Utilities	1%
Real estate	1%

Contributors and detractors

Among individual contributors to performance, Oriental Investment Corp. Ltd. merits special mention. This company is an alternative energy supplier, specializing in converting waste to energy. The stock more than doubled during the period, as the company received an injection of assets from its parent company and the government enacted legislation designed to encourage alternative energy investments. Also helping our results was COSCO International Holdings Ltd., which has businesses in ship trading and supply services, among other operations. Strong demand led to firming prices and rising unit sales of paint to shipbuilders. Bank of East Asia Ltd. was another holding that performed well. One of the first outside banks to begin operating in China, Bank of East Asia enjoyed strong loan growth from its Chinese operations that helped boost its stock. The Fund’s largest holding by far was wireless carrier China Mobile (Hong Kong) Ltd., representing more than 10% of net assets at period end. Even so, we carried a relatively light position in China Mobile compared with the index weighting of more than 15%. Underweighting it proved to be a good decision, as China Mobile’s stock posted a gain but trailed the index by a wide margin.

On the negative side, our results suffered due to TPV Technology Ltd., the world’s largest assembler of displays

Greater China Opportunities Fund

for computers and other applications. Contracting profit margins due to overall weaker pricing power and falling prices for LCDs (liquid crystal displays) hampered the stock. Advanced Semiconductor Manufacturing Corp. also held back performance, as weak demand resulted in falling prices for analog integrated circuits and a contraction in profit margins. Prime Success International Group Ltd., a large footwear retailer, reported double-digit profit growth for 2006, but the market was expecting even better results, which hurt the stock. Lastly, Solomon Systech International Ltd., a supplier of integrated circuits, turned in a weak performance. Deteriorating profit margins and weaker-than-expected product pricing were problems here, too.

“Counterbalancing those
negatives to some extent were
energy and telecommunication
services, where stock picking
aided performance.

Outlook

We expect the fundamental backdrop for the region’s stocks to remain favorable, driven by China’s dynamic growth. However, stock performance could be somewhat more volatile, as valuations are no longer cheap. In addition, given the degree of speculation gripping the market, the Chinese government could take further steps to cool the red-hot pace of stock price appreciation. On the currency front, we look for further eventual hikes in the renminbi, China’s currency, versus the U.S. dollar. A rising renminbi, also known as the yuan, would make life more difficult for Chinese exporters, but a robust domestic economy should bolster overall growth for the country.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

Greater China Opportunities Fund

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-8-05	28.94%	—	—	37.21%	14.87%	28.94%	—	—	82.01%

B	6-8-05	29.70	—	—	38.42	15.57	29.70	—	—	85.07

C	6-8-05	33.80	—	—	40.00	19.57	33.80	—	—	89.07

I1	6-8-05	36.26	—	—	41.64	21.22	36.26	—	—	93.30

NAV[1]	12-27-06	—	—	—	—	—	—	—	—	2.59

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

Greater China Opportunities Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI China Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-8-05	$18,907	$18,507	$21,581

C2	6-8-05	18,907	18,907	21,581

I3	6-8-05	19,330	19,330	21,581

NAV[3]	12-27-06	10,259	10,259	10,272

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI China Index is an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

Greater China Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,209.10	$9.06

Class B	1,000.00	1,205.70	12.90

Class C	1,000.00	1,205.70	12.79

Class I	1,000.00	1,212.20	6.50

Class NAV	1,000.00	1,025.90	3.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Greater China Opportunities Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,016.60	$8.27

Class B	1,000.00	1,013.10	11.78

Class C	1,000.00	1,013.20	11.68

Class I	1,000.00	1,018.92	5.93

Class NAV	1,000.00	1,013.19	3.82

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.36%, 2.35%, 1.19% and 1.12% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule consists of one main category: common stocks. Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 97.40%		$199,677,555
(Cost $166,011,294)
Agricultural Products 0.22%		446,902

China Agri-Industries Holdings Ltd. (Hong Kong) (I)	547,000	446,902
Airlines 0.85%		1,746,523

China Southern Airlines Co. Ltd. (China) (I)	4,000,000	1,746,523
Asset Management & Custody Banks 0.79%		1,615,770

iShares MSCI Taiwan Index Fund (Taiwan)	117,000	1,615,770
Automobile Manufacturers 1.75%		3,594,469

Denway Motors Ltd. (Hong Kong)	6,450,000	2,565,063

Geely Automobile Holdings Ltd. (Hong Kong)	7,880,000	1,029,406
Commodity Chemicals 0.91%		1,866,545

Sinopec Shanghai Petrochemical Co. Ltd. (China)	3,280,000	1,866,545
Communications Equipment 0.50%		1,020,023

ZTE Corp. (China)	219,400	1,020,023
Computer Storage & Peripherals 1.23%		2,523,274

China Water Industry Group Ltd. (Hong Kong) (I)	4,196,000	606,230

TPV Technology Ltd. (Hong Kong)	2,856,000	1,917,044
Construction & Engineering 4.91%		10,059,471

Baoye Group Co. Ltd. (China)	1,454,000	2,186,237

China Communications Construction Co. Ltd. (China)	3,321,000	4,356,524

COSCO International Holdings Ltd. (Hong Kong)	5,660,000	3,516,710
Construction & Farm Machinery & Heavy Trucks 0.53%		1,083,769

China Infrastructure Machinery Holdings, Ltd. (China)	562,000	1,068,134

Yangzijiang Shipbuilding Holdings, Ltd. (China) (I)	18,000	15,635
Construction Materials 0.52%		1,063,257

Anhui Conch Cement Co. Ltd. (China)	264,000	1,063,257
Consumer Electronics 0.13%		265,045

Fujikon Industrial Holdings Ltd. (Hong Kong)	1,142,000	265,045
Distributors 1.47%		3,007,311

China Resources Enterprise Ltd. (Hong Kong)	892,000	3,007,311
Diversified Banks 17.46%		35,797,344

Bank of China Ltd. (China)	15,391,000	7,591,604
Bank of Communications Co. Ltd. (China)	3,525,000	3,699,502

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Diversified Banks (continued)

Bank of East Asia Ltd. (Hong Kong)	811,017	$4,978,495

China CITIC Bank (China) (I)(S)	318,000	267,126

China Construction Bank (China) (S)	17,205,000	10,413,906

CITIC International Financial Holdings Ltd. (Hong Kong)	1,750,000	1,433,781

Industrial & Commercial Bank of China (China)	13,640,000	7,412,930
Diversified REITs 0.88%		1,809,154

GZI Real Estate Investment Trust (Hong Kong)	4,522,000	1,809,154
Electronic Equipment Manufacturers 1.60%		3,288,235

Au Optronics Corp., American Depositary Receipt (Taiwan)	51,500	819,365

Kingboard Chemical Holdings Ltd. (Hong Kong)	342,000	1,593,724

Yorkey Optical International Cayman Ltd. (Hong Kong)	2,718,000	875,146
Fertilizers & Agricultural Chemicals 1.02%		2,091,934

Century Sunshine Ecological Technology Holdings, Ltd. (Hong Kong)	8,485,000	2,091,934
Footwear 1.54%		3,161,255

Hongguo International Holdings Ltd. (China)	2,149,000	1,731,696

Prime Success International Group Ltd. (Hong Kong)	2,174,000	1,429,559
Forest Products 0.54%		1,110,392

Sino-Forest Corp. (Canada) (I)	90,900	1,110,392
Gas Utilities 1.00%		2,047,020

Xinao Gas Holdings Ltd. (China)	600,000	680,234

Zhengzhou Gas Co. Ltd. (China)	9,560,000	1,366,786
Gold 0.36%		738,737

Lingbao Gold Co. Ltd. (Hong Kong)	980,000	738,737
Heavy Electrical Equipment 1.38%		2,835,748

Harbin Power Equipment Co. Ltd. (China)	2,436,000	2,835,748
Highways & Railtracks 3.28%		6,721,119

Anhui Expressway Co. Ltd. (China)	2,352,000	1,861,911

Road King Infrastructure Ltd. (Hong Kong)	2,470,000	4,123,958

Zhejiang Expressway Co. Ltd. (China)	898,000	735,250
Home Furnishings 0.20%		415,537

Kasen International Holdings Ltd. (China)	2,975,000	415,537
Hotels, Resorts & Cruise Lines 0.32%		658,929

China Travel International Investment Hong Kong Ltd. (Hong Kong)	1,540,000	658,929
Hypermarkets & Super Centers 1.06%		2,170,542

Lianhua Supermarket Holdings Co. Ltd. (China)	1,693,000	2,170,542
Independent Power Producers & Energy Traders 2.23%		4,571,199

China Power International Development Ltd. (Hong Kong)	5,959,000	3,095,476

China Resources Power Holdings Co. Ltd. (Hong Kong)	834,000	1,475,723
Industrial Conglomerates 1.64%		3,361,710

China Everbright International Ltd. (Hong Kong)	3,695,000	999,512

Citic Pacific Ltd. (Hong Kong)	630,000	2,362,198

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery 2.34%		$4,789,030

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	1,836,000	1,049,045

EVA Precision Industrial Holdings, Ltd. (Hong Kong)	4,600,000	1,394,823

Shanghai Prime Machinery Co. (China)	5,620,000	2,345,162
Integrated Oil & Gas 10.62%		21,777,192

China Petroleum & Chemical Corp. (China)	9,118,000	7,951,806

PetroChina Co. Ltd. (China)	12,310,000	13,825,386
Integrated Telecommunication Services 2.15%		4,399,862

China Telecom Corp. Ltd. (China)	9,286,000	4,399,862
IT Consulting & Other Services 0.21%		427,361

Chinasoft International Ltd. (China)	1,910,000	427,361
Life & Health Insurance 4.11%		8,423,270

China Life Insurance Co. Ltd. (China)	2,730,000	8,423,270
Marine Ports & Services 2.11%		4,326,206

China Merchants Holdings International Co. Ltd. (Hong Kong)	654,670	2,893,794

Cosco Pacific Ltd. (Hong Kong)	400,000	967,684

Rickmers Maritime (Singapore) (I)	450,000	464,728
Office REITs 1.06%		2,176,469

Champion Real Estate Investment Trust (Hong Kong)	3,800,000	2,176,469
Oil & Gas Exploration & Production 3.28%		6,716,925

CNOOC Ltd. (Hong Kong)	7,819,000	6,716,925
Other Diversified Financial Services 1.57%		3,210,271

China Everbright Ltd. (Hong Kong) (I)	2,529,000	3,210,271
Packaged Foods & Meats 1.04%		2,143,894

China Mengniu Dairy Co. Ltd. (Hong Kong)	300,000	909,710

China Yurun Food Group Ltd. (Hong Kong)	1,075,000	1,234,184
Personal Products 0.43%		872,786

China Flavors & Fragrances Co. Ltd. (Hong Kong)	1,860,000	872,786
Property & Casualty Insurance 0.44%		903,308

PICC Property and Casualty Co. Ltd. (China) (I)	1,500,000	903,308
Railroads 0.68%		1,394,009

Guangshen Railway Co. Ltd. (China)	1,898,000	1,394,009
Real Estate Management & Development 4.67%		9,575,609

China Overseas Land & Investment Ltd. (Hong Kong)	2,386,000	2,894,392

China Resources Land Ltd. (Hong Kong)	1,934,000	2,320,149

China Seven Star Shopping Ltd. (Hong Kong) (I)	9,650,000	1,496,451

Guangzhou Investment Co. Ltd. (Hong Kong)	4,560,000	1,065,622

Kerry Properties Ltd. (Hong Kong)	360,000	1,798,995
Reinsurance 0.80%		1,645,538

China Insurance International Holdings Co. Ltd. (Hong Kong) (I)	1,330,000	1,645,538
Semiconductors 0.58%		1,183,344

Advanced Semiconductor Manufacturing Corp. (China) (I)	11,640,000	1,183,344

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Steel 0.34%		$697,239

Maanshan Iron and Steel Co. Ltd. (China)	1,010,000	697,239
Technology Distributors 2.06%		4,233,869

Digital China Holdings Ltd. (Hong Kong)	8,156,800	3,326,859

Oriental Investment Corp. Ltd. (Hong Kong) (I)	7,540,000	907,010
Wireless Telecommunication Services 10.59%		21,710,159

China Mobile (Hong Kong) Ltd. (Hong Kong)	2,410,000	21,710,159

Total investments (Cost $166,011,297) 97.40%		$199,677,555

Other assets and liabilities, net 2.60%		$5,320,438

Total net assets 100.00%		$204,997,993

(I) Non-income-producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,681,032 or 5.21% of the Fund’s net assets as of April 30, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $166,011,297)	$199,677,555
Cash	3,755,923
Foreign currency at value (cost $1,114,777)	1,110,319
Receivable for investments sold	269,463
Receivable for shares sold	1,176,897
Dividends receivable	583,469
Total assets	206,573,626

Liabilities

Payable for investments purchased	816,157
Payable for shares repurchased	365,878
Payable to affiliates
Management fees	327,903
Distribution and service fees	14,056
Other	49,533
Other payables and accrued expenses	2,106
Total liabilities	1,575,633

Net assets

Capital paid-in	163,623,214
Accumulated net realized gain on investments and foreign currency transactions	8,525,075
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	33,662,252
Distribution in excess of net investment income	(812,548)
Net assets	$204,997,993

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($142,481,082 ÷ 7,672,799 shares)	$18.57
Class B ($28,263,607 ÷ 1,534,445 shares)	$18.42
Class C ($29,550,315 ÷ 1,604,526 shares)	$18.42
Class I ($3,851,488 ÷ 206,938 shares)	$18.61
Class NAV ($851,501 ÷ 45,737 shares)	$18.62

Maximum offering price per share

Class A1 ($18.57 ÷ 95%)	$19.55

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $261)	$802,705
Interest	23,608
Total investment income	826,313

Expenses

Investment management fees (Note 2)	900,749
Distribution and service fees (Note 2)	426,393
Class A, B and C transfer agent fees (Note 2)	186,223
Class I transfer agent fees (Note 2)	1,299
Accounting and legal services fees (Note 2)	11,413
Compliance fees	254
Blue sky fees	39,372
Custodian fees	36,990
Professional fees	12,236
Printing fees	10,139
Trustees’ fees	3,090
Miscellaneous	10,725
Total expenses	1,638,883
Net investment loss	(812,570)

Realized and unrealized gain (loss)

Net realized gain on
Investments	8,601,771
Foreign currency transactions	9,711
Change in net unrealized appreciation (depreciation) of
Investments	19,250,238
Translation of assets and liabilities in foreign currencies	(4,006)
Net realized and unrealized gain	27,857,714
Increase in net assets from operations	$27,045,144

1 Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$521,107	($812,570)
Net realized gain	2,822,442	8,611,482
Change in net unrealized appreciation (depreciation)	14,784,854	19,246,232
Increase in net assets resulting from operations	18,128,403	27,045,144
Distributions to shareholders
From net investment income
Class A	(34,481)	(446,999)
Class B	0	(7,633)
Class C	0	(6,002)
Class I	(4,277)	(38,951)
From net realized gain
Class A	(44,190)	(2,043,717)
Class B	(5,067)	(419,850)
Class C	(4,308)	(330,123)
Class I	(351)	(111,132)
	(92,674)	(3,404,407)
From Fund share transactions	78,905,420	69,317,513

Net assets

Beginning of period	15,098,594	112,039,743
End of period[2]	$112,039,743	$204,997,993

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated (distribution in excess of) net investment income (loss) of $499,607 and ($812,548), respectively.

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-05[1]	10-31-06	4-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.24	$15.78
Net investment income (loss)[3]	0.03	0.16	(0.07)
Net realized and unrealized
gain on investments	0.21	5.43	3.31
Total from investment operations	0.24	5.59	3.24
Less distributions
From net investment income	—	(0.01)	(0.08)
From net realized gain	—	(0.04)	(0.37)
	—	(0.05)	(0.45)
Net asset value, end of period	$10.24	$15.78	$18.57
Total return[4,5] (%)	2.40[6]	54.74	20.91[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$12	$79	$142
Ratio of net expenses to average
net assets (%)	1.93[7]	1.89	1.65[7]
Ratio of gross expenses to average
net assets[8] (%)	4.44[7]	1.92	1.65[7]
Ratio of net investment income
(loss) to average net assets	0.68[7]	1.14	(0.74)[7]
Portfolio turnover (%)	28[6]	57	43[6]

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[1]	10-31-06	4-30-07[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$10.21	$15.63
Net investment income (loss)[3]	0.02	0.09	(0.13)
Net realized and unrealized
gain on investments	0.19	5.37	3.30
Total from investment operations	0.21	5.46	3.17
Less distributions
From net investment income	—	—	(0.01)
From net realized gain	—	(0.04)	(0.37)
	—	(0.04)	(0.38)
Net asset value, end of period	$10.21	$15.63	$18.42
Total return[4,5] (%)	2.10[6]	53.59	20.57[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$16	$28
Ratio of net expenses to average
net assets (%)	2.63[7]	2.59	2.36[7]
Ratio of gross expenses to average
net assets[8] (%)	5.14[7]	2.62	2.36[7]
Ratio of net investment income
(loss) to average net assets	0.43[7]	0.63	(1.42)[7]
Portfolio turnover (%)	28[6]	57	43[6]

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[1]	10-31-06	4-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.21	$15.63
Net investment income (loss)[3]	0.03	0.08	(0.12)
Net realized and unrealized
gain on investments	0.18	5.38	3.29
Total from investment operations	0.21	5.46	3.17
Less distributions
From net investment income	—	—	(0.01)
From net realized gain	—	(0.04)	(0.37)
	—	(0.04)	(0.38)
Net asset value, end of period	$10.21	$15.63	$18.42
Total return[4,5] (%)	2.10[6]	53.59	20.57[6]

Ratios and supplemental data

Net assets, end of period

(in millions)	$1	$13	$30
Ratio of net expenses to average
net assets (%)	2.62[7]	2.59	2.35[7]
Ratio of gross expenses to average
net assets[8] (%)	5.13[7]	2.62	2.35[7]
Ratio of net investment income
(loss) to average net assets	0.61[7]	0.55	(1.34)[7]
Portfolio turnover (%)	28[6]	57	43[6]

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[1]	10-31-06	4-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$15.82
Net investment income[3]	0.03	0.24	(0.05)
Net realized and unrealized
gain on investments	0.23	5.42	3.34
Total from investment operations	0.26	5.66	3.29
Less distributions
From net investment income	—	(0.06)	(0.13)
From net realized gain	—	(0.04)	(0.37)
	—	(0.10)	(0.50)
Net asset value, end of period	$10.26	$15.82	$18.61
Total return[4,5] (%)	2.60[6]	55.43	21.22[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	$4	$4
Ratio of net expenses to average
net assets (%)	1.45[7]	1.46	1.19[7]
Ratio of gross expenses to average
net assets[8] (%)	3.96[7]	1.49	1.19[7]
Ratio of net investment income
to average net assets	0.76[7]	1.70	(0.51)[7]
Portfolio turnover (%)	28[6]	57	43[6]

See notes to financial statements

Greater China Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV

Period ended	4-30-07[2,10]

Per share operating performance

Net asset value, beginning of period	$18.32
Net investment income[3]	0.06
Net realized and unrealized
gain on investments	0.24
Total from investment operations	0.30
Net asset value, end of period	$18.62
Total return[4,5] (%)	2.59[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	1.12[7]
Ratio of gross expenses to average
net assets[8] (%)	1.12[7]
Ratio of net investment income
to average net assets	0.98[7]
Portfolio turnover (%)	43[6]

1 Beginning of operations on 6-9-05 through 10-31-05.

2 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

10 Beginning of operations from 12-28-06 through 4-30-07.

See notes to financial statements

Greater China Opportunities Fund

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Greater China Opportunities (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Class NAV was launched on December 28, 2006.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Greater China Opportunities Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2007.

Greater China Opportunities Fund

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $92,674. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Fund has a sudadvisory agreement with MFC Global Investment Management (U.S.A.), LLC., an affiliate of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution, service fees and transfer agent fees to 1.40% on an annual basis of the Fund’s average daily net asset value with respect to Class A, Class B and Class C shares and net operating expenses of Class A, Class B, Class C and Class I shares to 2.10%,

Greater China Opportunities Fund

2.80%, 2.80% and 1.45% of each respective class’ average daily net asset value at least until February 29, 2008. There were no expense reductions related to the expense limitation for the period ended April 30, 2007. The Adviser has also agreed to limit certain other fund level expenses, excluding distribution, transfer agent fees, blue sky fees, or printing and postage fees, so that Other Expenses does not exceed 0.40% of the average net assets on Class NAV shares. The Adviser has agreed not to terminate this limitation at least until February 28, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended April 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$191,669
Class B	121,574
Class C	113,150
Total	$426,393

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $1,496,604 with regard to sales of Class A shares. Of this amount, $237,834 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,244,449 was paid as sales commissions to unrelated broker-dealers and $14,321 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $39,479 for Class B shares and $16,962 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.40% of each class’s average daily net asset value, at least until February 29, 2008. There were no transfer agent fee reductions during the period ended April 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax,

Greater China Opportunities Fund

accounting and legal services for the Fund. The compensation for the period amounted to $11,413. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 5,510 Class NAV shares of beneficial interest of the Fund on April 30, 2007

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2006 and period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	4,403,727	$61,366,745	5,584,906	$98,831,099
Distributions reinvested	4,465	52,705	126,903	2,074,872
Repurchased	(612,866)	(8,460,937)	(3,049,773)	(54,179,831)
Net increase	3,795,326	$52,958,513	2,662,036	$46,726,140

Class B shares
Sold	1,005,055	$13,949,422	810,403	$14,359,839
Distributions reinvested	424	4,524	23,890	388,693
Repurchased	(84,729)	(1,165,271)	(353,859)	(6,281,815)
Net increase	920,750	$12,788,675	480,434	$8,466,717

Class C shares
Sold	752,789	$10,545,210	1,056,526	$18,743,016
Distributions reinvested	284	3,039	18,410	299,354
Repurchased	(53,331)	(722,035)	(286,635)	(5,034,023)
Net increase	699,742	$9,826,214	788,301	$14,008,347

Class I shares
Sold	233,955	$3,432,104	431,252	$7,706,255
Distributions reinvested	274	3,562	8,254	134,958
Repurchased	(7,363)	(103,648)	(469,434)	(8,561,209)
Net increase (decrease)	226,866	$3,332,018	(29,928)	($719,996)

Class NAV shares[2]
Sold	—	—	45,873	$838,817
Repurchased	—	—	(136)	(2,512)
Net increase	—	—	45,737	$836,305

Net increase	5,642,684	$78,905,420	3,946,580	$69,317,513

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited

2 Beginning of operations from 12-28-06 through 4-30-07.

Greater China Opportunities Fund

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $142,914,669 and $72,352,701, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $166,097,662. Gross unrealized appreciation and depreciation of investments aggregated $35,948,743 and $2,368,850, respectively, resulting in net unrealized appreciation of $33,579,893. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Greater China Opportunities Fund

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Greater China Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.), Limited (the Subadviser) for the John Hancock Greater China Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board recognized that the Fund had less than one year of operational history and, therefore, did not receive a comparative analysis of the Fund’s investment performance from Morningstar.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Category and Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of its Category and lower than the median of its Peer Group. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operations Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	One John Hancock Way,
†Non-Independent Trustee	John Hancock Advisers, LLC	Suite 1000
	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Kirkpatrick & Lockhart
Keith F. Hartstein	MFC Global Investment	Preston Gates Ellis LLP
President and	Management (U.S.A.) Limited	One Lincoln Street
Chief Executive Officer	200 Bloor Street East	Boston, MA 02111-2950
Toronto, Ontario, Canada
Thomas Kinzler	M4W IE5
Secretary and
Chief Legal Officer
Principal distributor
Francis V. Knox, Jr.	John Hancock Funds, LLC
Chief Compliance Officer	601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

JOHN HANCOCK FAMILY OF FUNDS

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080SA 4/07 6/07

Mid Cap Growth

Semiannual Report

4.30.07

John Hancock Mid Cap Growth Fund
ACTUAL RETURN EXPENSE WORKSHEET - LAST 6 MONTHS
30-Apr-07

Actual expenses/actual return

Account value		Expenses paid
$1,000.00	Ending value	during period
on 11-1-06	on 4-30-07	ended 4-30-07	1
Class A	$1,118.10	$7.94
Class B	1,114.60	11.63
Class C	1,114.50	11.63
Class I	1,121.50	5.41

Hypothetical example for comparison purposes

Account value		Expenses paid
$1,000.00	Ending value	during period
on 11-1-06	on 4-30-07	ended 4-30-07	1
Class A	$1,017.29	$7.56
Class B	1,013.79	11.08
Class C	1,013.79	11.08
Class I	1,020.11	5.15

1 Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.22%, 2.22% and 1.02% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 99.24%		$121,096,483
(Cost $100,718,369)

Apparel, Accessories & Luxury Goods 4.00%		4,883,000

Coach, Inc. (I)	100,000	4,883,000
Apparel Retail 4.22%		5,152,000

Urban Outfitters, Inc. (I)(L)	200,000	5,152,000
Asset Management & Custody Banks 3.05%		3,722,989

Affiliated Managers Group, Inc. (I)(L)	31,650	3,722,989
Auto Parts & Equipment 2.11%		2,577,060

Advance Auto Parts, Inc.	62,550	2,577,060
Biotechnology 1.73%		2,109,665

Cephalon, Inc. (I)(L)	26,500	2,109,665
Broadcasting & Cable TV 3.30%		4,030,650

XM Satellite Radio Holdings, Inc. (Class A) (I)	344,500	4,030,650
Coal & Consumable Fuels 1.80%		2,198,585

Aventine Renewable Energy Holdings, Inc. (I)(L)	114,450	2,198,585
Communications Equipment 5.58%		6,804,000

Comverse Technology, Inc. (I)	300,000	6,804,000
Computer Storage & Peripherals 2.70%		3,297,855

SanDisk Corp. (I)	75,900	3,297,855

John Hancock
Mid Cap Growth Fund

Securities owned by the Fund on

April 30, 2007 (unaudited)

Construction & Farm Machinery & Heavy Trucks 3.75%		4,581,486

Oshkosh Truck Corp.	81,900	4,581,486
Diversified Commercial Services 3.26%		3,974,740

Sotheby's	77,000	3,974,740
Electrical Components & Equipment 9.87%		12,048,339

Medis Technologies Ltd. (I)	189,700	2,896,719
RF Micro Devices, Inc. (I)(L)	773,600	4,835,000
Roper Industries, Inc.	77,000	4,316,620
Electronic Manufacturing Services 1.70%		2,069,040

Jabil Circuit, Inc. (I)	88,800	2,069,040
Health Care Services 5.34%		6,517,080

PDL BioPharma, Inc. (I)(L)	258,000	6,517,080
Health Care Supplies 4.57%		5,570,990

Gen-Probe, Inc. (I)	109,000	5,570,990
Hotels, Resorts & Cruise Lines 3.95%		4,825,440

Starwood Hotels & Resorts Worldwide, Inc.	72,000	4,825,440
Household Appliances 1.97%		2,400,482

iRobot Corp. (I)(L)	151,450	2,400,482
Leisure Products 4.01%		4,888,240

Jarden Corp. (I)(L)	116,000	4,888,240

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Metal & Glass Containers 4.37%		5,329,485

Crown Holdings, Inc. (I)	220,500	5,329,485

Oil & Gas Drilling 3.28%		4,002,980

ENSCO International, Inc.	71,000	4,002,980

Oil & Gas Equipment & Services 5.64%		6,879,620

BJ Services Co.	71,000	2,034,860
Grant Prideco, Inc. (I)	94,000	4,844,760

Oil & Gas Exploration & Production 4.09%		4,993,314

Pinnacle Gas Resources, Inc. (I)(S)	300,000	3,300,000
Toreador Resources Corp. (I)(L)	105,700	1,693,314

Pharmaceuticals 2.05%		2,495,311

Endo Pharmaceuticals Holdings, Inc. (I)	80,650	2,495,311

Semiconductor Equipment 2.88%		3,517,080

Varian Semiconductor Equipment Associates, Inc. (I)	53,000	3,517,080

Semiconductors 4.27%		5,208,781

Trident Microsystems, Inc. (I)	245,350	5,208,781

Soft Drinks 3.76%		4,584,000

Hansen Natural Corp. (I)	120,000	4,584,000

Systems Software 1.99%		2,434,271

Quality Systems, Inc. (I)(L)	60,150	2,434,271

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 23.43%			$28,593,000

(Cost $28,593,000)

Joint Repurchase Agreement 1.03%			1,254,000

Investment in a joint repurchase agreement transaction with
Bank of America Corp. — Dated 4-30-07, due 5-1-07 (Secured
by U.S. Treasury Inflation Indexed Notes 0.875%, due 4-15-10,
3.000%, due 7-15-12, 3.375%, due 1-15-12 and U.S. Treasury
Strips due 5-15-21). Maturity value: $1,254,178	5.120	1,254	1,254,000

		Shares
Cash Equivalents 22.40%			27,339,000

John Hancock Cash Investment Trust (T)(W)		27,339,000	27,339,000

Total investments (Cost $129,311,369) 122.67%			$149,689,483

Other assets and liabilities, net (22.67%)			($27,663,504)

Total net assets 100.00%			$122,025,979

John Hancock
Mid Cap Growth Fund

Footnotes to Schedule of Investments
April 30, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,300,000 or 2.70% of the Fund's net assets as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Footnotes to Schedule of Investments - Page 1

Statement of Assets and Liabilities — April 30, 2007 (unaudited)
John Hancock Mid Cap Growth Fund

Assets

Investments at value (cost $129,311,369)
including $26,377,345 of securities loaned	$149,689,483
Cash	3,274,009
Receivable for shares sold	34,015
Interest receivable	178
Other assets	19,694
Total assets	153,017,379

Liabilities

Payable for investments purchased	3,273,906
Payable for shares repurchased	238,964
Payable upon return of securities loaned	27,339,000
Payable to affiliates
Management fees	83,417
Distribution and service fees	7,397
Other payables and accrued expenses	48,716
Total liabilities	30,991,400

Net assets

Capital paid-in	155,985,424
Accumulated net realized loss on investments	(53,609,278)
Net unrealized appreciation of investments	20,378,114
Accumulated net investment loss	(728,281)
Net assets	$122,025,979

Net asset value per share

Based on net asset values and shares
outstanding - the Fund has an unlimited number
of shares authorized with no par value
Class A ($98,547,628 ÷ 8,326,885 shares)	$11.83
Class B ($20,062,454 ÷ 1,892,262 shares)	$10.60
Class C ($3,359,773 ÷ 316,790 shares)	$10.61
Class I ($56,124 ÷ 4,506 shares)	$12.46

Maximum offering price per share

Class A 1 ($11.83 ÷ 95%)	$12.45

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements. 1

John Hancock Mid Cap Growth Fund

Statement of Operations — April 30, 2007 1

Investment income

Dividends	$195,380
Securities lending	66,666
Interest	45,454
Total investment income	307,500

Expenses

Investment management fees (Note 2)	490,707
Distribution and service fees (Note 2)	268,452
Class A, B and C transfer agent fees (Note 2)	153,280
Class I transfer agent fees (Note 2)	13
Accounting and legal services fees (Note 2)	7,858
Compliance fees	2,534
Blue sky fees	22,625
Printing fees	21,177
Custodian fees	16,471
Professional fees	14,118
Interest	5,481
Trustees' fees	3,801
Securities lending fees	2,417
Miscellaneous	5,249
Total expenses	1,014,183

Net investment loss	(706,683)

Realized and unrealized gain (loss)

Net realized gain on
Investments	13,251,602
Change in net unrealized appreciation
(depreciation) of
Investments	1,183,374
Net realized and unrealized gain	14,434,976

Increase in net assets from operations	$13,728,293

1 Semiannual period from 11-1-06 through 4-30-07.

The accompanying notes are an integral part of the financial statements. 1

John Hancock Mid Cap Growth Fund

Statement of Changes

	Year ended	Period ended
	10/31/06	4/30/07 [1]
Increase (decrease) in net assets

From operations
Net investment loss	$(1,419,401)	$(706,683)
Net realized gain	11,893,275	13,251,602
Change in net unrealized appreciation
(depreciation)	1,390,874	1,183,374
Increase in net assets resulting from
operations	11,864,748	13,728,293

From Fund share transactions	(19,795,326)	(16,826,560)

Net assets

Beginning of period	133,054,824	125,124,246
End of period[2]	$125,124,246	$122,025,979

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.
2 Includes accumulated net investment loss of $21,598 and $728,281, respectively.

The accompanying notes are an integral part of the financial statements. 1

John Hancock Mid Cap Growth Fund
Financial Highlights
CLASS A

Period ended	10-31-02		10-31-03	10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance

Net asset value, beginning of period	$7.66		$6.47	$8.43		$8.33		$9.64		$10.58
Net investment loss	2 (0.11)		(0.11)	(0.12)		(0.12)		(0.09)	11	(0.06)
Net realized and unrealized gain (loss) on investments	(1.08)		2.07	0.02		1.43		1.03		1.31
Total from investment operations	(1.19)		1.96	(0.10)		1.31		0.94		1.25
Net asset value, end of period	$6.47		$8.43	$8.33		$9.64		$10.58		11.83
Total return (%)	3 (15.54)		30.29	(1.19)	4	15.73	4	9.75	4	11.81	8

Ratios and supplemental data

Net assets, end of period (in millions)	$85		$107	$98		$101		$100		$99
Ratio of net expenses to average net assets (%)	1.89		1.98	1.75		1.74		1.55		1.52	9
Ratio of gross expenses to average net assets (%)	1.89		1.98	1.79	5	1.79	5	1.64	5	1.52	9
Ratio of net investment loss to average net assets (%)	(1.52)		(1.62)	(1.44)		(1.35)		(0.89)	11	(1.01)	9
Portfolio turnover (%)	267	6	183	75		71		63		20	8

See notes to financial statements.

John Hancock Mid Cap Growth Fund
Financial Highlights
CLASS B

Period ended		10-31-02	10-31-03	10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance
Net asset value, beginning of period		$7.13	$5.98	$7.74		$7.59		$8.73		$9.51
Net investment loss	2	(0.16)	(0.15)	(0.17)		(0.17)		(0.15)	11	(0.09)
Net realized and unrealized gain (loss) on investments		(0.99)	1.91	0.02		1.31		0.93		1.18
Total from investment operations		(1.15)	1.76	(0.15)		1.14		0.78		1.09
Net asset value, end of period		$5.98	$7.74	$7.59		$8.73		$9.51		$10.60
Total return (%)	3	(16.13)	29.43	(1.94)	4	15.02	4	8.93	4	11.46	8

Ratios and supplemental data
Net assets, end of period (in millions)		$46	$48	$34		$26		$22		$20
Ratio of net expenses to average net assets (%)		2.56	2.67	2.45		2.44		2.25		2.22	9
Ratio of gross expenses to average net assets (%)		2.56	2.67	2.49	5	2.49	5	2.34	5	2.22	9
Ratio of net investment loss to average net assets (%)		(2.20)	(2.31)	(2.14)		(2.03)		(1.59)	11	(1.71)	9
Portfolio turnover (%)		267 6	183	75		71		63		20	8

See notes to financial statements.

John Hancock Mid Cap Growth Fund
Financial Highlights
CLASS C

Period ended	10-31-02		10-31-03	10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance

Net asset value, beginning of period	$7.13		$5.99	$7.74		$7.59		$8.73		$9.52
Net investment loss	2 (0.16)		(0.15)	(0.17)		(0.17)		(0.15)	11	(0.09)
Net realized and unrealized gain (loss) on investments	(0.98)		1.90	0.02		1.31		0.94		1.18
Total from investment operations	(1.14)		1.75	(0.15)		1.14		0.79		1.09
Net asset value, end of period	$5.99		$7.74	$7.59		$8.73		$9.52		$10.61
Total return (%)	3 (15.99)		29.22	(1.94)	4	15.02	4	9.05	4	11.45	8

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$3	$3		$3		$3		$3
Ratio of net expenses to average net assets (%)	2.58		2.68	2.45		2.44		2.25		2.22	9
Ratio of gross expenses to average net assets (%)	2.58		2.68	2.49	5	2.49	5	2.34	5	2.22	9
Ratio of net investment loss to average net assets (%)	(2.21)		(2.32)	(2.14)		(2.05)		(1.59)	11	(1.71)	9
Portfolio turnover (%)	267	6	183	75		71		63		20	8

See notes to financial statements.

John Hancock Mid Cap Growth Fund
Financial Highlights
CLASS I

Period ended	10-31-02	7	10-31-03	10-31-04	10-31-05	10-31-06		4-30-07	1

Per share operating performance
Net asset value, beginning of period	$8.16		$6.51	$8.54	$8.50	$9.91		$11.11
Net investment loss	2 (0.06)		(0.06)	(0.06)	(0.06)	(0.03)	11	(0.03)
Net realized and unrealized gain (loss) on investments	(1.59)		2.09	0.02	1.47	1.23		1.38
Total from investment operations	(1.65)		2.03	(0.04)	1.41	1.20		1.35
Net asset value, end of period	$6.51		$8.54	$8.50	$9.91	$11.11		$12.46
Total return (%)	3 (20.22)	8	31.18	(0.47)	16.59	12.11		12.15	8

Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$3	$3	-	10	-	10
Ratio of net expenses to average net assets (%)	1.46	9	1.22	1.02	1.04	1.00		1.02	9
Ratio of net investment loss to average net assets (%)	(1.00)	9	(0.85)	(0.71)	(0.65)	(0.27)	11	(0.52)	9
Portfolio turnover (%)	267	6	183	75	71	63		20	8

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Excludes merger activity.

7 Class I shares began operations on 3-1-02.

8 Not annualized.

9 Annualized.

10 Less than $500,000.

11 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts.

		Percentage
	Per share	of net assets

Class A	$0.03	0.25%
Class B	0.02	0.25
Class C	0.02	0.25
Class I	0.03	0.28

See notes to financial statements.

NOTE TO FINANCIAL STATEMENTS
(Unaudited)

Note 1
Accounting policies

John Hancock Mid Cap Growth Fund (the Fund) is a diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 as amended, (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC) are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund

1

based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2007, the Fund loaned securities having a market value of $26,377,345 collateralized by securities in the amount of $27,339,000. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $66,860,880 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 - $410,842, October 31, 2009 - $41,443,592 and October 31, 2010 - $25,006,446 Availability of a certain amount of the loss carryforward, which was acquired on June 7, 2002 in a merger, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with affiliates and others

2

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended April 30, 2007 were as follows:

Share Class	Distribution and service fees

Class A	$147,713
Class B	$103,919
Class C	$16,820
Total	$268,452

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $21,826 with regard to sales of Class A shares. Of this amount, $2,995 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,301 was paid as sales commissions to unrelated broker-dealers and $5,530 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $28,251 for Class B shares and $181 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $7,858. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to

3

market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2006 and period ended April 30, 2007, along with the corresponding dollar value.

John Hancock Mid Cap Growth Fund
Capital Stock Statement for Multi Class Funds
April 30, 2007

	Year ended		Period ended
	10/31/06		4/30/07 1

	Shares	Amount	Shares	Amount
Class A shares
Sold	1,339,646	$14,386,192	280,979	$3,179,099
Repurchased	(2,406,419)	(25,197,460)	(1,405,187)	(15,727,927)

Net decrease	(1,066,773)	$(10,811,268)	(1,124,208)	$(12,548,828)

Class B shares
Sold	429,834	$4,185,762	102,238	$1,039,950
Repurchased	(1,118,239)	(10,605,302)	(489,979)	(4,949,972)

Net decrease	(688,405)	$(6,419,540)	(387,741)	$(3,910,022)

Class C shares
Sold	97,325	$953,562	15,889	$160,179
Repurchased	(111,323)	(1,036,697)	(52,251)	(527,723)

Net decrease	(13,998)	$(83,135)	(36,362)	$(367,544)

Class I shares
Sold	63,358	$704,996	135	$1,593
Repurchased	(318,605)	(3,186,379)	(148)	(1,759)

Net decrease	(255,247)	$(2,481,383)	(13)	$(166)

Net decrease	(2,024,423)	$(19,795,326)	(1,548,324)	$(16,826,560)

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $24,310,563 and $42,421,143, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $129,311,369. Gross unrealized appreciation and depreciation of investments aggregated $28,752,320 and $8,374,206, respectively, resulting in net unrealized appreciation of $20,378,114.

Note 5
Reorganization

On May 9, 2007, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund in exchange for Class A, Class B, Class C and Class I shares of John Hancock Growth Opportunities Fund (Growth Opportunities Fund). The effective time of the reorganization occurred immediately after the close of business on May 25, 2007. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Fund or its shareholders.

4

International Fund

Semiannual Report

4.30.07

John Hancock International Fund

ACTUAL RETURN EXPENSE WORKSHEET - LAST 6 MONTHS 30-Apr-07

Actual expenses/actual return

Account value		Expenses paid
$1,000.00	Ending value	during period
on 11-1-06	4-30-07	4-30-07	1
Class A	$1,148.50	$9.35
Class B	1,145.20	13.09
Class C	1,143.80	13.08
Class I	1,150.80	6.12

Hypothetical example for comparison purposes

Account value		Expenses paid
$1,000.00	Ending value	during period
on 11-1-06	4-30-07	4-30-07	1
Class A	$1,016.10	$8.77
Class B	1,012.60	12.28
Class C	1,012.60	12.28
Class I	1,019.11	5.74

1 Expenses are equal to the Fund's annualized expense ratio of 1.76%, 2.46%, 2.46% and 1.15% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

John Hancock
International Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 98.70%		$128,658,135
(Cost $104,617,006)
Australia 2.35%		3,058,098

AMP Ltd. (Life & Health Insurance)	74,739	664,781
CSL Ltd. (Biotechnology)	33,154	2,393,317
Belgium 1.20%		1,565,399

InBev NV (Brewers)	20,080	1,565,399
Bermuda 1.90%		2,476,089

Aquarius Platinum Ltd. (Precious Metals & Minerals)	38,600	1,145,499
Credicorp Ltd. (Diversified Banks)	25,500	1,330,590
Brazil 1.97%		2,573,260

All America Latina Logistica (Railroads)	108,600	1,282,362
Unibanco - Uniao de Bancos Brasileiros SA, Global Depositary Receipt (GDR) (Diversified Banks)	13,300	1,290,898
Canada 4.69%		6,110,874

Aur Resources, Inc. (Diversified Metals & Mining)	32,100	708,428
HudBay Minerals, Inc. (Diversified Metals & Mining) (I)	35,600	671,315
Inmet Mining Corp. (Diversified Metals & Mining)	12,200	745,258
Rogers Communications, Inc. (Class B) (Wireless Telecommunication Services)	72,300	2,783,663
Teck Cominco Ltd. (Class B) (Diversified Metals & Mining)	15,800	1,202,210
China 3.61%		4,706,967

China Coal Energy Co. (Coal & Consumable Fuels) (I)	1,183,000	1,175,248
China Communications Construction Co., Ltd. (Construction & Engineering)	1,598,000	2,096,274
Foxconn International Holdings Ltd. (Communications Equipment) (I)	284,000	851,337
Suntech Power Holding Co., Ltd., American Depositary Receipt (ADR) (Electrical Components & Equipment) (I)	16,100	584,108
Denmark 2.22%		2,899,116

FLSmidth & Co., A/S (Construction & Engineering)	38,450	2,899,116
Egypt 1.06%		1,384,681

Orascom Construction Industries, GDR (Construction & Engineering)	11,845	1,384,681
Finland 2.06%		2,686,525

Outotec OYJ (Construction & Engineering)	31,714	1,362,606
Wartsila Corp. (B Shares) (Industrial Machinery)	19,800	1,323,919

John Hancock

International Fund

Securities owned by the Fund on
April 30, 2007 (unaudited)

France 8.06%		10,509,162

Alstom (Heavy Electrical Equipment) (I)	28,661	4,261,851
BNP Paribas SA (Diversified Banks)	11,004	1,276,675
Total SA (Integrated Oil & Gas)	16,779	1,237,009
Veolia Environnment SA (Multi-Utilities)	45,235	3,733,627

Germany 5.83%		7,593,758

Deutsche Postbank AG (Diversified Banks)	3,672	358,712
Fresenius AG (Health Care Equipment)	18,975	1,606,855
IVG Immobilien AG (Real Estate Management & Development)	27,456	1,234,996
Solarworld AG (Electrical Components & Equipment)	15,846	1,326,774
Stada Arzneimittel AG (Pharmaceuticals)	24,640	1,624,673
United Internet AG (Internet Software & Services)	79,068	1,441,748

Greece 2.25%		2,927,860

National Bank of Greece SA (Diversified Banks)	24,059	1,347,767
Piraeus Bank SA (Diversified Banks)	43,600	1,580,093

Hong Kong 1.73%		2,252,893

Nine Dragons Papers Holdings Ltd. (Paper Products)	389,000	784,460
Pacific Basin Shipping Ltd. (Marine)	1,471,000	1,468,433

India 0.47%		607,260

Infosys Technologies Ltd., ADR (IT Consulting & Other Services)	11,600	607,260

Ireland 2.95%		3,840,173

C&C Group Plc (Distillers & Vintners)	71,155	1,192,914
Kingspan Group Plc (Building Products)	94,500	2,647,259

Italy 3.08%		4,019,557

Intesa Sanpaolo SpA (Diversified Banks)	157,858	1,322,799
UniCredito Italiano SpA (Diversified Banks)	262,456	2,696,758

Japan 18.06%		23,548,658

Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	63,000	1,606,185
FANUC Ltd. (Industrial Machinery)	13,400	1,312,008
Japan Steel Works Ltd. (The) (Industrial Machinery)	166,000	1,956,882
Japan Tobacco, Inc. (Tobacco)	279	1,362,488
Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	33,400	790,234
Mitsubishi Electric Corp. (Heavy Electrical Equipment)	62,000	605,447
Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	39,000	1,208,935
Mitsui & Co., Ltd. (Trading Companies & Distributors)	70,000	1,258,504
Mitsui Engineering & Shipbuilding Co., Ltd. (Construction & Farm Machinery & Heavy Trucks)	298,000	1,334,584
Nippon Electric Glass Co., Ltd. (Electronic Equipment Manufacturers)	55,500	949,703
Nomura Holdings, Inc. (Investment Banking & Brokerage)	65,200	1,245,842
ORIX Corp. (Consumer Finance)	2,420	645,158
Shin-Etsu Chemcial Co., Ltd. (Specialty Chemicals)	18,200	1,174,489
Sumitomo Mitsubishi Silicon Corp. (Semiconductors)	30,300	1,316,448
Toho Titanium Co., Ltd. (Diversified Metals & Mining)	26,700	1,271,968
Tokuyama Corp. (Specialty Chemicals)	83,000	1,244,174
Tokyu Land Corp. (Real Estate Management & Development)	164,000	1,854,675
Toyota Motor Corp. (Automobile Manufacturers)	39,700	2,410,934

John Hancock
International Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Luxembourg 3.06%		3,983,657

Millicom International Cellular SA (Wireless Telecommunication Services) (I)	28,700	2,331,875
Stolt Offshore SA (Oil & Gas Equipment & Services)	77,200	1,651,782

Mexico 2.16%		2,815,089

America Movil SA de CV (Series L), ADR (Wireless Telecommunication Services)	30,400	1,596,912
Fomento Economico Mexicano SA de CV (Soft Drinks)	26,100	281,274
Fomento Economico Mexicano SA de CV, ADR (Soft Drinks)	8,700	936,903

Netherlands 1.35%		1,764,724

Koninklijke BAM Groep NV (Construction & Engineering)	53,506	1,419,988
Koninklijke Royal Philips Electronics NV (NY Reg Shares) (Consumer Electronics)	8,400	344,736

Norway 3.89%		5,064,504

Renewable Energy Corp. AS (Semiconductors) (I)	103,200	2,954,681
TGS Nopec Geophysical Co. ASA (Oil & Gas Equipment & Services) (I)	33,300	761,891
Yara International ASA (Fertilizers & Agricultural Chemicals)	46,200	1,347,932

Singapore 2.61%		3,405,262

City Developments Ltd. (Real Estate Management & Development)	161,000	1,685,351
DBS Group Holdings Ltd. (Diversified Banks)	124,000	1,719,911

South Korea 2.04%		2,659,218

Hynix Semiconductor, Inc. (Semiconductors) (I)	35,930	1,224,977
Samsung Heavy Industries Co., Ltd. (Construction & Farm Machinery & Heavy Trucks)	43,860	1,434,241

Sweden 4.88%		6,362,449

Assa Abloy AB (B Shares) (Building Products)	102,200	2,283,923
Telefonaktiebolaget LM Ericsson, ADR (Communications Equipment)	17,700	675,609
SSAB Svenskt Stal AB (Series A) (Steel)	56,600	1,994,493
Swedbank AB (A Shares) (Diversified Banks)	36,200	1,408,424

Switzerland 8.06%		10,507,453

ABB Ltd. (Heavy Electrical Equipment)	85,807	1,716,149
Compagnie Financiere Richemont AG (Apparel, Accessories & Luxury Goods)	31,136	1,878,016
Nestle SA (Packaged Foods & Meats)	4,408	1,746,506
Roche Holding AG (Pharmaceuticals)	10,370	1,954,444
Swatch Group AG (The) (Apparel, Accessories & Luxury Goods)	6,236	362,886
Syngenta AG (Fertilizers & Agricultural Chemicals)	7,234	1,438,291
UBS AG (Diversified Capital Markets)	21,695	1,411,161

United Kingdom 7.16%		9,335,449

Barclays Plc (Diversified Banks)	85,206	1,230,198
BT Group Plc (Integrated Telecommunication Services)	484,277	3,046,528
International Power Plc (Independent Power Producers & Energy Traders)	496,624	4,342,665
Reckitt Benckiser Plc (Household Products)	13,088	716,058

John Hancock
International Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)
Issuer		Shares	Value

Warrants 1.26%			$1,649,384
(Cost $724,451)
India 1.26%			1,649,384

Bharti Tele-Ventures Ltd. (Integrated Telecommunication Services) (B)(I)(R)		83,368	1,649,384
	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.33%			$433,000
(Cost $433,000)
Joint Repurchase Agreement 0.33%			433,000

Investment in a joint repurchase agreement transaction with Bank of America Corp. — Dated 4-30-07 due 5-1-07 (secured by U.S. STRIPS due 5-15-21 and U.S. Treasury Inflation Indexed Notes 3.375% due 1-15-12, 10.875% due 4-15-10 and
3.000% due 7-15-12). Maturity value: $433,062	5.120	433	433,000
Total investments (Cost $105,774,457) 100.29%			$130,740,519
Other assets and liabilities, net (0.29%)			($382,106)
Total net assets 100.00%			$130,358,413

John Hancock International Fund Footnotes to Schedule of Investments April 30, 2007 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $1,649,384 or 1.26% of the Fund's net assets as of April 30, 2007.

(I) Non-income-producing security.

(R) Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Footnotes to Schedule of Investments - Page 1

Statement of Assets and Liabilities — April 30, 2007 (unaudited) John Hancock International Fund

Assets

Investments at value (cost $105,774,457)	$130,740,519
Cash	604
Foreign currency at value (cost $70,741)	70,653
Receivable for investments sold	784,843
Receivable for shares sold	53,832
Dividends and interest receivable	357,961
Other assets	11,358
Total assets	132,019,770

Liabilities

Payable for investments purchased	859,580
Payable for shares repurchased	463,620
Payable to affiliates
Management fees	185,175
Distribution and service fees	8,305
Other	74,727
Other payables and accrued expenses	69,950
Total liabilities	1,661,357

Net assets

Capital paid-in	157,690,731
Accumulated net realized loss on investments
and foreign currency transactions	(51,975,525)
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign
currencies	24,964,310
Accumulated net investment income loss	(321,103)
Net assets	$130,358,413

Net asset value per common share

Based on net asset values and shares
outstanding - the Fund has an unlimited number
of shares authorized with no par value
Class A ($100,555,685 ÷ 10,950,872 shares)	$9.18
Class B ($23,988,982 ÷ 2,933,412 shares)	$8.18
Class C ($5,638,900 ÷ 689,194 shares)	$8.18
Class I ($174,846 ÷ 18,075 shares)	$9.67

Maximum offering price per share

Class A1 ($9.18 ÷ 95%)	$9.66

1On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements. 1

John Hancock International Fund

Statement of Operations — April 30, 20071

Investment income

Dividends (net of foreign withholding taxes of
$72,401)	$833,797
Interest	53,341
Securities lending	887
Total investment income	888,025

Expenses

Investment management fees (Note 2)	546,804
Distribution and service fees (Note 2)	288,851
Class A, B and C transfer agent fees (Note 2)	226,553
Class I transfer agent fees (Note 2)	36
Accounting and legal services fees (Note 2)	7,941
Compliance fees	1,424
Custodian fees	42,925
Blue sky fees	21,485
Professional fees	18,961
Printing	13,844
Interest	10,375
Trustees' fees	4,002
Miscellaneous	13,092
Total expenses	1,196,293

Net investment loss	(308,268)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	11,754,800
Foreign currency transactions	(68,580)
Change in net unrealized appreciation
(depreciation) of
Investments	5,802,354
Translation of assets and liabilities in foreign
currencies	3,444
Net realized and unrealized gain	17,492,018

Increase in net assets from operations	$17,183,750

[1] Semiannual period from 11-1-06 through 4-30-07.

The accompanying notes are an integral part of the financial statements. 1

John Hancock International Fund

Statement of Changes

	Year ended	Period ended
	10/31/06	4/30/07[1]
Increase (decrease) in net assets

From operations
Net investment loss	$(416,280)	$(308,268)
Net realized gain	19,269,504	11,686,220
Change in net unrealized appreciation
(depreciation)	7,334,383	5,805,798
Increase in net assets resulting from
operations	26,187,607	17,183,750

Distributions to shareholders
From net realized gain
Class A	(7,182,340)	(11,227,673)
Class B	(2,506,385)	(3,196,324)
Class C	(445,786)	(692,922)
Class I	(134,042)	(12,978)
	(10,268,553)	(15,129,897)

From Fund share transactions	3,034,543	7,348,757

Net assets

Beginning of period	102,002,206	120,955,803
End of period[2]	$120,955,803	$130,358,413

1Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated net investment loss of $12,835 and $321,103, respectively.

The accompanying notes are an integral part of the financial statements. 1

John Hancock International Fund
Financial Highlights
CLASS A

Period ended		10-31-02		10-31-03		10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance

Net asset value, beginning of period		$6.18		$5.10		$6.21		$6.78		$7.94		$9.10
Net investment loss	2	(0.04)		(0.04)		(0.02)		(0.02)		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments		(1.04)		1.15		0.59		1.30		1.96		1.21
Total from investment operations		(1.08)		1.11		0.57		1.28		1.94		1.20
Less distributions
From net realized gain		-		-		-		(0.12)		(0.78)		(1.12)
Net asset value, end of period		$5.10		$6.21		$6.78		$7.94		$9.10		$9.18
Total return (%)	3	(17.48)	4	21.76	4	9.18	4	19.14	4	26.61	4	14.85	5

Ratios and supplemental data

Net assets, end of period (in millions)		$6		$62		$64		$73		$92		$101
Ratio of net expenses to average net assets (%)		2.38		2.45		2.04		2.08		1.80		1.76	6
Ratio of gross expenses to average net assets (%)		4.43	7	3.00	7	2.07	7	2.12	7	1.81	7	1.76	6
Ratio of net investment loss to average net assets (%)		(0.68)		(0.63)		(0.27)		(0.24)		(0.18)		(0.33)	6
Portfolio turnover (%)		228	8	216	8	201		176		124		76	5

See notes to financial statements.

John Hancock International Fund
Financial Highlights
CLASS B

Period ended		10-31-02		10-31-03		10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance

Net asset value, beginning of period		$5.86		$4.81		$5.81		$6.30		$7.31		$8.25
Net investment loss	2	(0.08)		(0.07)		(0.06)		(0.07)		(0.07)		(0.04)
Net realized and unrealized gain (loss) on investments		(0.97)		1.07		0.55		1.20		1.79		1.09
Total from investment operations		(1.05)		1.00		0.49		1.13		1.72		1.05
Less distributions
From net realized gain		-		-		-		(0.12)		(0.78)		(1.12)
Net asset value, end of period		$4.81		$5.81		$6.30		$7.31		$8.25		$8.18
Total return (%)	3	(17.92)	4	20.79	4	8.43	4	18.20	4	25.81	4	14.52	5

Ratios and supplemental data

Net assets, end of period (in millions)		$5		$30		$26		$24		$24		$24
Ratio of net expenses to average net assets (%)		3.08		3.15		2.74		2.78		2.50		2.46	6
Ratio of gross expenses to average net assets (%)		5.13	7	3.70	7	2.77	7	2.82	7	2.51	7	2.46	6
Ratio of net investment loss to average net assets (%)		(1.38)		(1.28)		(0.98)		(0.97)		(0.88)		(1.05)	6
Portfolio turnover (%)		228	8	216	8	201		176		124		76	5

See notes to financial statements.

John Hancock International Fund
Financial Highlights
CLASS C

Period ended		10-31-02		10-31-03		10-31-04		10-31-05		10-31-06		4-30-07	1

Per share operating performance

Net asset value, beginning of period		$5.87		$4.81		$5.81		$6.30		$7.32		$8.26
Net investment loss	2	(0.08)		(0.06)		(0.06)		(0.07)		(0.07)		(0.04)
Net realized and unrealized gain (loss) on investments		(0.98)		1.06		0.55		1.21		1.79		1.08
Total from investment operations		(1.06)		1.00		0.49		1.14		1.72		1.04
Less distributions
From net realized gain		-		-		-		(0.12)		(0.78)		(1.12)
Net asset value, end of period		$4.81		$5.81		$6.30		$7.32		$8.26		$8.18
Total return (%)	3	(18.06)	4	20.79	4	8.43	4	18.36	4	25.79	4	14.38	5

Ratios and supplemental data

Net assets, end of period (in millions)		$1		$3		$4		$4		$5		$6
Ratio of net expenses to average net assets (%)		3.08		3.15		2.73		2.78		2.50		2.46	6
Ratio of gross expenses to average net assets (%)		5.13	7	3.70	7	2.76	7	2.82	7	2.51	7	2.46	6
Ratio of net investment loss to average net assets (%)		(1.38)		(1.11)		(0.96)		(1.00)		(0.88)		(1.03)	6
Portfolio turnover (%)		228	8	216	8	201		176		124		76	5

See notes to financial statements.

John Hancock International Fund
Financial Highlights
CLASS I

Period ended		10-31-02	9	10-31-03		10-31-04	10-31-05		10-31-06	4-30-07	1

Per share operating performance

Net asset value, beginning of period		$6.18		$5.12		$6.30	$6.94		$8.19	$9.51
Net investment income (loss)	2	(0.01)		0.03		0.04	0.04		0.07	0.02
Net realized and unrealized gain (loss) on investments		(1.05)		1.15		0.60	1.33		2.03	1.26
Total from investment operations		(1.06)		1.18		0.64	1.37		2.10	1.28
Less distributions
From net realized gain		-		-		-	(0.12)		(0.78)	(1.12)
Net asset value, end of period		$5.12		$6.30		$6.94	$8.19		$9.51	$9.67
Total return (%)	3	(17.15)	4,5	23.05	4	10.16	20.00	4	27.87	15.08	5

Ratios and supplemental data

Net assets, end of period (in millions)		$1		$1		$1	$1	$	- 10 $	-
Ratio of net expenses to average net assets (%)		2.04	6	1.60		1.17	1.32		1.18	1.15	6
Ratio of gross expenses to average net assets (%)		4.09	6,7	2.15	7	1.17	1.33	7	1.18	1.15	6
Ratio of net investment income (loss) to average net assets (%)		(0.34)	6	0.58		0.60	0.51		0.82	0.36	6
Portfolio turnover (%)		228	5,8	216	8	201	176		124	76	5

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Excludes merger activity.

9 Class I shares began operations on 3-1-02.

10 Less than $500,000.

See notes to financial statements.

Notes to financial statements (unaudited)

Note 1

Accounting policies

John Hancock International Fund (the Fund) is a diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Ling Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Equity-linked warrants

The Fund may buy and sell equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases the shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. Equity-linked warrants are subject to risks related to the counterparty’s ability to perform under the contract, and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding equity-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $63,646,226 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2007 — $281,698, October 31, 2008 — $45,512,568, October 31, 2009 — $13,925,126 and October 31, 2010 — $3,926,834. Availability of a certain amount of the carryforwards, which were acquired in a merger on June 7, 2002, May 9, 2003 and on September 26, 2003, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of this Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this procedure no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $3,501,979 and long-term capital gain $6,766,574. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund’s average daily net asset value; (b) 0.80% of the next $200,000,000; (c) 0.75% of the next $200,000,000 and (d) 0.625% of the Fund’s average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 1.27% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses for Class A, Class B and Class C shares to 2.35%, 3.05% and 3.05%, respectively, at least until February 29, 2008. There were no expense reductions related to the Fund’s total expense limitation for the period ended April 30, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended April 30, 2007 were as follows:

Share Class	Distribution and service fees

Class A		$142,259
Class B	119,446
Class C	27,146
Total		$288,851

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $50,915 with regard to sales of Class A shares. Of this amount, $7,825 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,997 was paid as sales commissions to unrelated broker-dealers and $9,093 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $19,233 for Class B shares and $583 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective July 1, 2006, Signature Services has contractually limited transfer agent fees by implementing a transfer agent fee cap of 0.40% until June 30, 2007. There were no transfer agent fee reductions during the period ended April 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $7,941. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2006 and period ended April 30, 2007, along with the corresponding dollar value.

John Hancock International Fund
Capital Stock Statement for Multi Class Funds
April 30, 2007

	Year ended		Period ended
	10/31/06		4/30/07[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	2,254,177	$19,173,017	716,964	$6,280,178
Distributions reinvested	928,761	6,909,982	1,331,643	10,746,357
Repurchased	(2,315,885)	(19,644,913)	(1,173,386)	(10,181,341)

Net increase	867,053	$6,438,086	875,221	$6,845,194

Class B shares
Sold	886,215	$6,910,240	342,949	$2,666,777
Distributions reinvested	353,037	2,397,118	427,187	3,080,019
Repurchased	(1,549,859)	(11,909,920)	(745,963)	(5,797,881)

Net increase (decrease)	(310,607)	$(2,602,562)	24,173	$(51,085)

Class C shares
Sold	221,135	$1,717,101	119,450	$919,027
Distributions reinvested	64,902	440,684	94,589	681,989
Repurchased	(208,540)	(1,618,900)	(142,687)	(1,099,917)

Net increase	77,497	$538,885	71,352	$501,099

Class I shares
Sold	115,992	$1,032,029	5,639	$50,695
Distributions reinvested	17,408	134,042	1,530	12,978
Repurchased	(290,738)	(2,505,937)	(1,097)	(10,124)

Net increase (decrease)	(157,338)	$(1,339,866)	6,072	$53,549

Net increase	476,605	$3,034,543	976,818	$7,348,757

[1] Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $94,141,963 and $101,891,694, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $105,776,562. Gross unrealized appreciation and depreciation of investments aggregated $25,779,535 and $815,578, respectively, resulting in net unrealized appreciation of $24,963,957. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5 Reorganization

On May 9, 2007, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund in exchange for Class A, Class B, Class C and Class I shares of John Hancock International Core Fund (International Core Fund). The effective time of the reorganization occurred immediately after the close of business on May 25, 2007. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Fund or its shareholders.

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 29, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 29, 2007